Business and Credit Concentrations (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Member]
Concentration Risk [Line Items]
Total number of largest customers represented in sales	3	3
Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	12.00%	16.00%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	12.00%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	11.00%
Sales [Member]
Concentration Risk [Line Items]
Total number of largest customers represented in sales	3	3	3
Sales [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	13.00%	17.00%	22.00%
Sales [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	14.00%	18.00%
Sales [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	13.00%	15.00%